JHY
Nuveen High Income 2020 Target Term Fund
Portfolio of Investments    September 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 37.0% (37.8% of Total Investments)
	CORPORATE BONDS – 34.5% (35.3% of Total Investments)
	Airlines – 3.0%
$2,000	Delta Air Lines Inc	3.400%	4/19/21	Baa3	$1,992,307
2,500	United Airlines Holdings Inc	6.000%	12/01/20	Ba3	2,506,250
4,500	Total Airlines				4,498,557
	Banks – 3.3%
1,500	Barclays Bank PLC	5.140%	10/14/20	BBB+	1,502,117
3,415	CIT Group Inc	4.125%	3/09/21	BBB-	3,415,000
4,915	Total Banks				4,917,117
	Consumer Finance – 3.2%
2,000	Ally Financial Inc	4.250%	4/15/21	BBB-	2,034,082
2,870	Navient Corp	5.000%	10/26/20	Ba3	2,870,000
4,870	Total Consumer Finance				4,904,082
	Containers & Packaging – 0.3%
450	Graphic Packaging International LLC	4.750%	4/15/21	BB+	453,375
	Diversified Financial Services – 1.6%
2,375	Park Aerospace Holdings Ltd, 144A	3.625%	3/15/21	BBB-	2,364,732
	Electric Utilities – 1.3%
2,000	Eskom Holdings SOC Ltd, 144A	5.750%	1/26/21	BBB+	1,950,680
	Energy Equipment & Services – 0.1%
1,500	Pride International LLC, (3)	6.875%	8/15/20	D	113,546
	Hotels, Restaurants & Leisure – 2.1%
3,170	Yum! Brands Inc	3.875%	11/01/20	B+	3,171,585
	Household Durables – 3.7%
3,080	Lennar Corp	8.375%	1/15/21	BBB-	3,133,900
2,500	PulteGroup Inc	4.250%	3/01/21	BBB-	2,515,625
5,580	Total Household Durables				5,649,525
	Insurance – 0.7%
1,000	Genworth Holdings Inc	7.200%	2/15/21	B-	1,005,000
	Internet & Direct Marketing Retail – 2.2%
3,370	Netflix Inc	5.375%	2/01/21	BB	3,403,700

JHY	Nuveen High Income 2020 Target Term Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Metals & Mining – 0.7%
$1,000	Gold Fields Orogen Holdings BVI Ltd, 144A	4.875%	10/07/20	Baa3	$997,720
	Mortgage Real Estate Investment Trust – 2.0%
3,000	Starwood Property Trust Inc	3.625%	2/01/21	Ba3	2,997,900
	Oil, Gas & Consumable Fuels – 1.5%
2,250	Petroleos Mexicanos	5.500%	1/21/21	BBB	2,269,687
	Specialty Retail – 7.6%
7,500	Ford Motor Credit Co LLC	2.343%	11/02/20	BB+	7,490,625
3,878	L Brands Inc	6.625%	4/01/21	B+	3,984,645
11,378	Total Specialty Retail				11,475,270
	Trading Companies & Distributors – 1.2%
1,782	Aircastle Ltd	5.125%	3/15/21	BBB	1,808,021
$53,140	Total Corporate Bonds (cost $53,359,308)				51,980,497

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SOVEREIGN DEBT – 2.5% (2.5% of Total Investments)
	Nigeria – 0.8%
$1,250	Nigeria Government International Bond, 144A	6.750%	1/28/21	B	$1,254,625
	Turkey – 1.7%
2,500	Turkey Government International Bond	5.625%	3/30/21	BB-	2,509,425
$3,750	Total Sovereign Debt (cost $3,769,824)				3,764,050
	Total Long-Term Investments (cost $57,129,132)				55,744,547

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 60.9% (62.2% of Total Investments)
	COMMERCIAL PAPER – 45.9%
	Banks – 12.0%
$3,000	Corp Andina de Fomento, 144A	0.000%	10/14/20	$2,999,675
3,000	Credit Agricole Corporate and Investment Bank/New York	0.220%	10/28/20	2,999,505
3,000	Lloyds Bank PLC	0.220%	10/13/20	2,999,780
3,000	Manhattan Asset Funding Co LLC, 144A	0.000%	10/28/20	2,999,438
3,000	NRW Bank, 144A	0.000%	10/13/20	2,999,838
3,000	Societe Generale SA, 144A	0.130%	10/19/20	2,999,805
18,000	Total Banks			17,998,041
	Diversified Financial Services – 28.6%
3,000	Bennington Stark Capital Co LLC, 144A	0.150%	10/13/20	2,999,850

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	Diversified Financial Services (continued)
$3,000	Ciesco LLC, 144A	0.260%	10/30/20	$2,999,372
3,000	Cornell University	0.200%	10/15/20	2,999,767
3,000	CRC Funding LLC, 144A	0.220%	10/13/20	2,999,780
3,000	Crown Point Capital Co LLC, 144A	0.300%	10/22/20	2,999,475
3,000	Great Bridge Capital Co LLC, 144A	0.270%	10/28/20	2,999,393
3,000	Halkin Finance LLC, 144A	0.260%	10/28/20	2,999,415
4,000	Jupiter Securitization Co LLC, 144A	0.120%	10/01/20	4,000,000
3,000	Kells Funding LLC, 144A	0.270%	10/16/20	2,999,662
3,000	MetLife Short Term Funding LLC, 144A	0.210%	10/30/20	2,999,492
3,000	Old Line Funding LLC, 144A	0.230%	10/05/20	2,999,923
3,000	Private Export Funding Corp	0.200%	10/30/20	2,999,517
3,000	Sheffield Receivables Co LLC, 144A	0.300%	10/26/20	2,999,375
3,000	Thunder Bay Funding LLC, 144A	0.260%	10/26/20	2,999,458
43,000	Total Diversified Financial Services			42,994,479
	Health Care Providers & Services – 1.3%
2,000	Cigna Corp, 144A	0.200%	10/02/20	1,999,989
	Oil, Gas & Consumable Fuels – 2.0%
3,000	Exxon Mobil Corp	0.230%	10/06/20	2,999,905
	Thrifts & Mortgage Finance – 2.0%
3,000	Columbia Funding Co LLC, 144A	0.290%	10/07/20	2,999,855
$69,000	Total Commercial Paper (cost $68,992,269)			68,992,269

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 14.7% (15.0% of Total Investments)
$22,100	United States Treasury Bill	0.000%	10/27/20	Aaa	$22,098,723
	Total U.S. Government and Agency Obligations (cost $22,098,859)				22,098,723

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	REPURCHASE AGREEMENTS – 0.3% (0.3% of Total Investments)
$486	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/20, repurchase price of $485,749, collaterized by $497,800, U.S. Treasury Notes, 0.375%, due 09/30/27, value $495,544	0.000%	10/01/20	$485,749
	Total Repurchase Agreements (cost $485,749)			485,749
	Total Short-Term Investments (cost $91,576,877)			91,576,741
	Total Investments (cost $148,706,009) – 97.9%			147,321,288
	Other Assets Less Liabilities – 2.1%			3,110,184
	Net Assets Applicable to Common Shares – 100%			$150,431,472

JHY	Nuveen High Income 2020 Target Term Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$ —	$51,980,497	$ —	$51,980,497
Sovereign Debt	—	3,764,050	—	3,764,050
Short-Term Investments:
Commercial Paper	—	68,992,269	—	68,992,269
U.S. Government and Agency Obligations	—	22,098,723	—	22,098,723
Repurchase Agreements	—	485,749	—	485,749
Total	$ —	$147,321,288	$ —	$147,321,288

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
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